Long-term debt - Long-Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Debt Instrument [Line Items]
Total		₨ 5,119,434.0	₨ 5,866,163.2	$ 54,560.7
Perpetual debt—(1)
Debt Instrument [Line Items]
Total		147,072.0
Subordinated debt | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Total		301,895.6	293,902.2	3,217.5
Subordinated debt | Perpetual debt—(1)
Debt Instrument [Line Items]
Total		₨ 52,289.7	₨ 52,272.7	$ 557.3
Subordinated debt | Perpetual debt—(2)
Debt Instrument [Line Items]
Maturity /Call dates		2027	2027
Stated interest rates		3.70%	3.70%	3.70%
Total		₨ 94,782.3	₨ 85,291.5	$ 1,010.1
Subordinated debt | Minimum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2027	2026
Stated interest rates		6.67%	6.67%	6.67%
Subordinated debt | Minimum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2027	2026
Stated interest rates		7.55%	7.55%	7.55%
Subordinated debt | Maximum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2036	2035
Stated interest rates		9.70%	9.70%	9.70%
Subordinated debt | Maximum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2035	2034
Stated interest rates		9.40%	9.40%	9.40%
Others | Variable rate—(1)
Debt Instrument [Line Items]
Total	[1]	₨ 502,625.5	₨ 581,229.3	$ 5,356.8
Others | Variable rate—(2)
Debt Instrument [Line Items]
Total	[1]	458,419.1	623,118.6	4,885.6
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Total	[1]	3,497,412.7	3,955,489.6	37,273.9
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Total	[1]	₨ 212,009.1	₨ 274,859.3	$ 2,259.5
Others | Minimum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2027	2026
Stated interest rates	[1]	3.94%	4.92%	3.94%
Others | Minimum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2027	2026
Stated interest rates	[1]	4.56%	6.47%	4.56%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2027	2026
Stated interest rates	[1]	2.80%	2.80%	2.80%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2027	2026
Stated interest rates	[1]	3.55%	4.30%	3.55%
Others | Maximum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2030	2030
Stated interest rates	[1]	4.79%	6.22%	4.79%
Others | Maximum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2033	2032
Stated interest rates	[1]	8.30%	8.60%	8.30%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2034	2034
Stated interest rates	[1]	9.05%	9.05%	9.05%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2029	2029
Stated interest rates	[1]	8.19%	8.19%	8.19%

[1]	Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to the secured overnight financing rate, T-bill rates, and Marginal cost of funds based lending rates (“MCLR”), among others.